April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares FTSE NAREIT All Equity REIT Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.0%
Alpine Income Property Trust, Inc.	15,455	$ 290,554
American Assets Trust, Inc.	67,318	1,396,175
Armada Hoffler Properties, Inc.	103,939	632,989
Broadstone Net Lease, Inc.	243,619	4,823,656
CTO Realty Growth, Inc.	40,574	821,624
Essential Properties Realty Trust, Inc.	253,638	7,971,843
Gladstone Commercial Corp.	62,143	783,623
Global Net Lease, Inc.	251,870	2,407,877
NexPoint Diversified Real Estate Trust	49,277	267,081
WP Carey, Inc.	280,631	20,466,419
		39,861,841
Health Care REITs — 17.4%
Alexandria Real Estate Equities, Inc.	221,524	8,973,937
American Healthcare REIT, Inc.	228,575	11,607,038
CareTrust REIT, Inc.	287,504	11,342,033
Chiron Real Estate, Inc.	16,736	586,932
Community Healthcare Trust, Inc.	33,355	574,373
Diversified Healthcare Trust	285,228	2,150,619
Healthcare Realty Trust, Inc.	422,889	7,908,024
Healthpeak Properties, Inc.	896,774	14,500,836
LTC Properties, Inc.	59,917	2,290,028
Medical Properties Trust, Inc.	643,372	3,178,258
National Health Investors, Inc.	60,404	4,645,672
Omega Healthcare Investors, Inc.	381,861	17,936,011
Sabra Health Care REIT, Inc.	320,249	6,616,344
Sila Realty Trust, Inc.	72,304	2,200,211
Universal Health Realty Income Trust	16,753	681,847
Ventas, Inc.	606,240	53,264,246
Welltower, Inc.	890,326	193,503,453
		341,959,862
Hotel & Resort REITs — 2.4%
Apple Hospitality REIT, Inc.	286,376	3,857,485
Braemar Hotels & Resorts, Inc.	78,379	189,677
Chatham Lodging Trust	58,787	510,271
DiamondRock Hospitality Co.	258,783	2,639,587
Host Hotels & Resorts, Inc.	887,685	18,756,784
Park Hotels & Resorts, Inc.	237,915	2,728,885
Pebblebrook Hotel Trust	142,148	1,997,179
RLJ Lodging Trust	159,368	1,313,192
Ryman Hospitality Properties, Inc.	78,828	8,284,035
Service Properties Trust	685,615	1,062,703
Summit Hotel Properties, Inc.	138,295	687,326
Sunstone Hotel Investors, Inc.	230,401	2,262,538
Xenia Hotels & Resorts, Inc.	123,481	2,009,036
		46,298,698
Industrial REITs — 12.1%
Americold Realty Trust, Inc.	369,517	4,519,193
EastGroup Properties, Inc.	68,454	13,772,945
First Industrial Realty Trust, Inc.	165,255	10,247,462
Industrial Logistics Properties Trust	71,092	528,214
Innovative Industrial Properties, Inc.	34,999	1,898,696
Lineage, Inc.	91,087	3,359,288
LXP Industrial Trust	74,600	3,798,632
One Liberty Properties, Inc.	22,944	521,058
Prologis, Inc.	1,201,042	170,571,985
Rexford Industrial Realty, Inc.	301,098	10,806,407
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	240,903	$ 9,294,038
Terreno Realty Corp.	130,589	8,514,403
		237,832,321
Office REITs — 2.6%
Brandywine Realty Trust	223,750	677,963
BXP, Inc.	204,646	11,963,605
COPT Defense Properties	146,336	4,573,000
Cousins Properties, Inc.	216,668	5,548,867
Douglas Emmett, Inc.	208,568	2,254,620
Easterly Government Properties, Inc.	54,351	1,272,357
Empire State Realty Trust, Inc., Class A	175,610	978,148
Highwoods Properties, Inc.	139,361	3,387,866
Hudson Pacific Properties, Inc.(a)	69,256	637,848
JBG SMITH Properties	77,193	1,157,895
Kilroy Realty Corp.	152,075	5,058,015
NET Lease Office Properties	17,315	226,134
Peakstone Realty Trust	47,406	994,578
Piedmont Realty Trust, Inc., Class A(a)	161,512	1,350,240
Postal Realty Trust, Inc., Class A	29,846	653,030
SL Green Realty Corp.	91,913	3,898,030
Vornado Realty Trust	227,011	6,785,359
		51,417,555
Residential REITs — 11.3%
American Homes 4 Rent, Class A	441,755	14,065,479
AvalonBay Communities, Inc.	184,128	33,695,424
BRT Apartments Corp.	12,070	173,446
Camden Property Trust	136,500	14,335,230
Centerspace	21,892	1,494,567
Equity LifeStyle Properties, Inc.	248,597	15,733,704
Equity Residential	490,379	32,060,979
Essex Property Trust, Inc.	82,515	21,718,773
Independence Realty Trust, Inc.	309,065	5,040,850
Invitation Homes, Inc.	792,193	22,791,393
Mid-America Apartment Communities, Inc.	150,629	19,458,254
NexPoint Residential Trust, Inc.	29,002	837,868
Sun Communities, Inc.	158,558	20,270,055
UDR, Inc.	427,340	15,529,535
UMH Properties, Inc.	104,347	1,622,596
Veris Residential, Inc.	100,328	1,903,222
		220,731,375
Retail REITs — 15.1%
Acadia Realty Trust	168,707	3,647,445
Agree Realty Corp.	146,115	11,266,928
Alexander’s, Inc.	2,666	671,725
Brixmor Property Group, Inc.	393,426	11,838,188
CBL & Associates Properties, Inc.	23,389	1,052,973
Curbline Properties Corp.	124,423	3,434,075
Federal Realty Investment Trust	109,936	12,191,903
FrontView REIT, Inc.	24,756	438,181
Getty Realty Corp.	68,545	2,270,211
InvenTrust Properties Corp.	99,628	3,200,051
Kimco Realty Corp.	865,163	20,452,453
Kite Realty Group Trust	279,599	7,314,310
Macerich Co.	331,112	7,195,064
NETSTREIT Corp.	109,276	2,247,807
NNN REIT, Inc.	243,946	10,682,395
Phillips Edison & Co., Inc.	162,305	6,518,980
Realty Income Corp.	1,185,599	76,162,880
Regency Centers Corp.	233,841	18,204,522

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Saul Centers, Inc.	15,179	$ 522,613
Simon Property Group, Inc.	419,496	85,455,530
SITE Centers Corp.	64,666	355,016
Tanger, Inc.	146,073	5,416,387
Urban Edge Properties	162,611	3,564,433
Whitestone REIT	57,703	1,092,895
		295,196,965
Specialized REITs — 36.4%
American Tower Corp.	605,651	110,658,494
Crown Castle, Inc.	561,760	49,873,053
CubeSmart	292,460	11,838,781
Digital Realty Trust, Inc.	445,488	89,516,359
EPR Properties	96,878	5,406,761
Equinix, Inc.	126,537	137,018,060
Extra Space Storage, Inc.	272,763	39,095,121
Farmland Partners, Inc.	49,785	535,189
Four Corners Property Trust, Inc.	135,307	3,459,800
Gaming and Leisure Properties, Inc.	351,341	17,025,985
Gladstone Land Corp.	42,746	409,934
Iron Mountain, Inc.	379,861	47,858,687
Lamar Advertising Co., Class A	111,658	15,390,939
Millrose Properties, Inc., Class A	198,750	6,095,662
National Storage Affiliates Trust	91,041	3,874,705
Outfront Media, Inc.	190,050	5,863,042
Public Storage	204,497	61,850,118
Rayonier, Inc.	422,354	8,958,128
Security	Shares	Value
Specialized REITs (continued)
Safehold, Inc.	72,046	$ 1,154,177
SBA Communications Corp.	137,123	30,331,608
Smartstop Self Storage REIT, Inc.	70,527	2,220,190
VICI Properties, Inc.	1,405,393	41,037,475
Weyerhaeuser Co.	938,391	23,009,347
		712,481,615
Total Long-Term Investments — 99.3% (Cost: $1,813,960,685)		1,945,780,232
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(b)(c)	11,486,614	11,486,614
Total Short-Term Securities — 0.6% (Cost: $11,486,614)		11,486,614
Total Investments — 99.9% (Cost: $1,825,447,299)		1,957,266,846
Other Assets Less Liabilities — 0.1%		1,868,519
Net Assets — 100.0%		$ 1,959,135,365

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 14,537,163	$ —	$ (3,050,549)(a)	$ —	$ —	$ 11,486,614	11,486,614	$ 66,505	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	326	06/18/26	$ 12,704	$ 584,116
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Douglas Emmett, Inc.	Bank of America N.A.	$ 19,549	02/15/28	0.40%	1D OBFR01	Monthly	$ 1,271
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares FTSE NAREIT All Equity REIT Index Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Douglas Emmett, Inc.	HSBC Bank PLC	$ 8,890	02/09/28	0.40%	1D OBFR01	Monthly	$ 1,121
Total long positions of equity swaps							2,392
Net dividends and financing fees							428
Total equity swap contracts including dividends and financing fees							$ 2,820

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,945,780,232	$ —	$ —	$ 1,945,780,232
Short-Term Securities
Money Market Funds	11,486,614	—	—	11,486,614
	$1,957,266,846	$—	$—	$1,957,266,846
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 584,116	$ 2,820	$ —	$ 586,936

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
REIT	Real Estate Investment Trust